Note 6 - Goodwill and Other Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Tables
Schedule of Intangible Assets and Goodwill [Table Text Block]
	Successor	Successor
	March 31, 2017	December 31, 2016

Trademarks	$917,000	$917,000
Technology	6,576,000	6,576,000
Customer and clinician relationships	904,000	904,000
	8,397,000	8,397,000
Accumulated amortization trademarks	(55,217)	(39,934)
Accumulated amortization technology	(659,957)	(477,290)
Accumulated amortization customer and clinician relationships	(54,435)	(39,368)
	(769,609)	(556,592)
	$7,627,391	$7,840,408

	Successor	Predecessor
	December 31,	December 31,
	2016	2015

Trademarks	$917,000	$1,047,000
Technology	6,576,000	2,355,000
Customer and clinician relationships	904,000	708,000
	8,397,000	4,110,000
Accumulated amortization trademarks	(39,934)	(184,981)
Accumulated amortization technology	(477,290)	(902,750)
Accumulated amortization customer and clinician relationships	(39,368)	(508,875)
	(556,592)	(1,596,606)
	$7,840,408	$2,513,394

Schedule of Goodwill [Table Text Block]

Predecessor Balance, at December 31, 2015	$-

Fresh start accounting	2,079,284

Successor Balance, at December 31, 2016	$2,079,284

	Successor	Predecessor
Balance, at December 31, 2014	$-	$1,128,517

2015 impairment	-	(1,128,517)
Balance, at December 31, 2015	-	$-

Fresh start accounting	2,079,284

Balance, at December 31, 2016	$2,079,284

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2017	$639,000
2018	852,000
2019	852,000
2020	852,000
2021	852,000
Thereafter	3,580,000

2017	$852,000
2018	852,000
2019	852,000
2020	852,000
2021	852,000
Thereafter	3,580,000